Leases, Information on Leases (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Information on leases [Abstract]
Short-term	$ 58,245	$ 60,578
Long-term	297,268	526,781
Warehouse [Member] | Payable in Mexican Pesos [Member]
Information on leases [Abstract]
Short-term	33,916	32,673
Long-term	174,894	14,094
Cranes [Member] | Payable in Mexican Pesos [Member]
Information on leases [Abstract]
Short-term	4,272	963
Long-term	488	0
Courtyards [Member] | Payable in Mexican Pesos [Member]
Information on leases [Abstract]
Short-term	8,260	10,285
Long-term	33,030	41,248
Major Vessel Maintenance [Member] | Payable in Mexican Pesos [Member]
Information on leases [Abstract]
Short-term	6,490	2,269
Long-term	13,214	0
Corporate Building [Member] | Payable in US Dollars [Member]
Information on leases [Abstract]
Short-term	5,307	14,388
Long-term	$ 75,642	$ 471,439